COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS - Movements in Allowance For Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
Balance at the beginning of year	$ 12,178	$ 11,835	$ 6,150
Adoption of ASU 2016-13	0	0	3,111
Additions (reversals)	3,043	209	1,758
Translation adjustments	(783)	134	816
Balance at the end of year	$ 14,438	$ 12,178	$ 11,835